Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

	Non-compete	Customer		License
	agreements	relationships	Patents	agreements	Trademarks	Total

Cost:
Balance at February 29, 2016	$400,000	$4,100,000	$1,544,467	$1,552,334	$150,289	$7,747,090
Additions	—	—	2,126	6,182,604	12,937	6,197,667
Balance at March 31, 2017	400,000	4,100,000	1,546,593	7,734,938	163,226	13,944,757
Additions	—	—	—	772	3,844	4,616
Sale to Aker BioMarine (note 4)	—	—	(1,185,773)	(5,553,524)	(167,070)	(6,906,367)
Balance at March 31, 2018	$400,000	$4,100,000	$360,820	$2,182,186	$—	$7,043,006

Accumulated depreciation:
Balance at February 29, 2016	$22,000	$68,200	$814,174	$17,560	$—	$921,934
Amortization for the thirteen- month period	143,000	443,300	108,400	380,430	—	1,075,130
Balance at March 31, 2017	165,000	511,500	922,574	397,990	—	1,997,064
Sale to Aker BioMarine (note 4)	—	—	(576,458)	(538,199)	—	(1,114,657)
Amortization for the year	132,111	409,267	14,704	368,154	—	924,236
Balance at March 31, 2018	$297,111	$920,767	$360,820	$227,945	$—	$1,806,643

Net carrying amounts:
March 31, 2017	$235,000	$3,588,500	$624,019	$7,336,948	$163,226	$11,947,693
March 31, 2018	102,889	3,179,233	—	1,954,241	—	5,236,363